Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement of Comprehensive Income
Net income including noncontrolling interest	$ 4,869	$ 5,058	$ 4,841
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	373	(331)	(586)
Defined benefit pension and postretirement plans adjustment	52	(524)	489
Cash flow hedging instruments - unrealized gain (loss)	(203)	(33)	25
Total other comprehensive income (loss), net of tax	222	(888)	(72)
Comprehensive income (loss) including noncontrolling interest	5,091	4,170	4,769
Comprehensive (income) loss attributable to noncontrolling interest	(14)	(6)	(6)
Comprehensive income (loss) attributable to 3M	$ 5,077	$ 4,164	$ 4,763